Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014, aggregated by the level in the fair value hierarchy within which those instruments fall. There were no financial instruments measured at fair value on a non recurring basis as of December 31, 2015 or 2014.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Commercial mortgage loans held for sale	$—	$56,884	$—	$56,884

December 31, 2014
Other real estate securities	$18,991	$—	$—	$18,991

Fair Value, by Balance Sheet Grouping
The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets as of September 30, 2016 and December 31, 2015 are reported in the following table:

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
(In thousands)	Level	September 30, 2016	September 30, 2016	December 31, 2015	December 31, 2015
Commercial mortgage loan, held for investment	3	$17,163	$16,572	$17,135	$17,200
Gross mortgage notes payable and mortgage premiums, net	3	$1,050,626	$1,099,346	$1,068,540	$1,103,352

The fair values of the Company's remaining financial instruments that are not reported at fair value on the consolidated balance sheets as of December 31, 2015 and 2014 are reported in the following table:

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
(In thousands)	Level	December 31, 2015	December 31, 2015	December 31, 2014	December 31, 2014
Commercial mortgage loans, held for investment	3	$17,135	$17,200	$—	$—
Mortgage notes payable	3	$1,068,540	$1,103,352	$492,179	$505,629
Credit facility	3	$—	$—	$423,000	$423,000

Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2015, aggregated by the level in the fair value hierarchy within which those instruments fall. There were no financial instruments measured at fair value on a recurring basis as of September 30, 2016. Additionally, there were no financial instruments measured at fair value on a non recurring basis as of September 30, 2016 or December 31, 2015:

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2015
Commercial mortgage-backed securities	$—	$56,884	$—	$56,884